UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.1%
	AUSTRALIA — 7.6%
120,000	Newcrest Mining Ltd.	$2,132,732
995,000	Telstra Corp. Ltd.	2,249,364
		4,382,096
	BRAZIL — 6.7%
450,656	Ambev S.A. - ADR	2,167,655
447,865	Cia Energetica de Minas Gerais - ADR	1,688,451
		3,856,106
	CANADA — 18.9%
168,800	Barrick Gold Corp.	2,260,232
199,500	Goldcorp, Inc.	2,232,405
509,900	Kinross Gold Corp.*	1,713,264
33,400	Nutrien Ltd.	1,730,788
1,066,708	Yamana Gold, Inc.	3,018,784
		10,955,473
	CHINA — 5.0%
7,100	Baidu, Inc. - ADR*	1,225,673
38,000	Tencent Holdings Ltd. - ADR	1,695,180
		2,920,853
	DENMARK — 1.9%
23,950	Novo Nordisk A/S - ADR	1,126,129
	GERMANY — 7.0%
30,000	Bayer A.G.	2,273,092
30,000	Daimler A.G.	1,773,835
		4,046,927
	HONG KONG — 4.1%
223,500	China Mobile Ltd.	2,344,027
	NETHERLANDS — 3.1%
58,332	Royal Dutch Shell PLC - A Shares	1,807,978
	NEW ZEALAND — 0.7%
304,920	SKY Network Television Ltd.	398,327
	NORWAY — 2.8%
69,870	Equinor A.S.A.	1,597,218

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 3.3%
842,700	Singapore Telecommunications Ltd.	$1,890,473
	SWEDEN — 7.2%
217,484	Betsson A.B.*	2,002,889
450,000	NetEnt A.B.*	2,172,815
		4,175,704
	SWITZERLAND — 5.0%
23,480	Novartis A.G. - ADR	2,054,970
25,500	Roche Holding A.G. - ADR	849,150
		2,904,120
	UNITED KINGDOM — 13.1%
68,314	British American Tobacco PLC - ADR	2,410,118
49,700	GlaxoSmithKline PLC - ADR	1,948,240
33,003	Unilever N.V.	1,765,990
783,470	Vodafone Group PLC	1,424,099
		7,548,447
	UNITED STATES — 6.7%
53,750	Newmont Mining Corp.	1,833,413
26,645	Philip Morris International, Inc.	2,044,204
		3,877,617
	TOTAL COMMON STOCKS
	(Cost $55,611,101)	53,831,495

Principal Amount
	SHORT-TERM INVESTMENTS — 6.7%
$3,894,099	UMB Money Market Fiduciary, 0.247%[1]	3,894,099
	Total Short-Term Investments
	(Cost $3,894,099)	3,894,099
	TOTAL INVESTMENTS — 99.8%
	(Cost $59,505,200)	57,725,594
	Other Assets in Excess of Liabilities — 0.2%	103,736
	TOTAL NET ASSETS — 100.0%	$57,829,330

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS — 0.0%
UNITED STATES — 0.0%
9,835	Hycroft Mining Corp.*1,2	$—
TOTAL COMMON STOCKS
	(Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES — 93.5%
	ARGENTINA — 2.4%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	948,807
	AUSTRALIA — 12.2%
1,200,000	Australia Government Bond 3.250%, 6/21/2039	955,445
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	759,297
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[3]	987,865
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	795,127
1,500,000	5.750%, 7/22/2024	1,284,176
		4,781,910
	BRAZIL — 4.3%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,392,505
1,000,000	10.250%, 1/10/2028	308,858
		1,701,363
	CANADA — 4.8%
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,575,906
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	326,331
		1,902,237
	CHILE — 4.6%
	Bonos del Banco Central de Chile en Pesos
400,000,000	6.000%, 2/1/2021	657,121
700,000,000	6.000%, 3/1/2022	1,162,344
		1,819,465

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 1.2%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$455,246
	GERMANY — 4.4%
14,500,000	Kreditanstalt fuer Wiederaufbau 5.000%, 5/22/2019	1,738,688
	LUXEMBOURG — 1.1%
6,000,000,000	European Investment Bank 7.200%, 7/9/2019	428,577
	MALAYSIA — 6.3%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,473,323
	MEXICO — 8.6%
25,000,000	America Movil S.A.B. de C.V. 6.000%, 6/9/2019	1,295,320
40,500,000	Mexican Bonos 5.000%, 12/11/2019	2,060,084
		3,355,404
	NEW ZEALAND — 8.8%
2,000,000	Fonterra Co.-operative Group Ltd. 5.520%, 2/25/2020	1,423,833
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	1,829,452
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	184,251
		3,437,536
	PERU — 5.3%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,093,223
	PHILIPPINES — 5.8%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	983,531
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,289,017
		2,272,548
	POLAND — 2.1%
3,000,000	Republic of Poland Government Bond 2.500%, 1/25/2023	823,490

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE — 5.7%
$1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[4,5]	$751,466
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,476,155
		2,227,621
	SWEDEN — 1.0%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[4,6]	387,913
	UNITED KINGDOM — 5.1%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	1,999,922
	UNITED STATES — 9.8%
16,400,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,183,601
	International Finance Corp.
54,000,000	8.250%, 6/10/2021	776,212
56,000,000	5.850%, 11/25/2022	755,466
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,137,394
		3,852,673
	TOTAL FIXED INCOME SECURITIES
	(Cost $42,116,079)	36,699,946
	SHORT-TERM INVESTMENTS — 3.6%
1,420,760	UMB Money Market Fiduciary, 0.247%[7]	1,420,760
	Total Short-Term Investments
	(Cost $1,420,760)	1,420,760
	TOTAL INVESTMENTS — 97.1%
	(Cost $45,122,069)	38,120,706
	Other Assets in Excess of Liabilities — 2.9%	1,141,512
	TOTAL NET ASSETS — 100.0%	$39,262,218

*	Non-income producing security.
[1]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $987,865, which represents 2.52% of Net Assets.
[4]	Callable.
[5]	Step rate security.
[6]	Variable rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	AUSTRALIA — 4.1%
1,025,000	Telstra Corp. Ltd.	$2,317,184
	BRAZIL — 5.9%
350,651	Ambev S.A. - ADR	1,686,631
441,588	Cia Energetica de Minas Gerais - ADR	1,664,787
		3,351,418
	CANADA — 11.0%
151,000	Barrick Gold Corp.	2,021,890
43,650	BCE, Inc.	1,897,812
91,047	Freehold Royalties Ltd.	617,373
150,000	Goldcorp, Inc.	1,678,500
		6,215,575
	DENMARK — 1.9%
23,100	Novo Nordisk A/S - ADR	1,086,162
	FRANCE — 9.1%
22,700	Danone S.A.	1,649,823
130,000	Engie S.A.	2,080,863
25,650	TOTAL S.A. - ADR	1,403,824
		5,134,510
	GERMANY — 7.0%
29,370	Bayer A.G.	2,225,356
29,141	Daimler A.G.	1,723,045
		3,948,401
	HONG KONG — 4.2%
227,000	China Mobile Ltd.	2,380,735
	NETHERLANDS — 3.2%
29,380	Royal Dutch Shell PLC - Class A - ADR	1,813,627
	NEW ZEALAND — 4.2%
1,849,000	Kiwi Property Group Ltd.	1,814,750
424,922	SKY Network Television Ltd.	555,089
		2,369,839
	NORWAY — 5.9%
58,950	Equinor A.S.A. - ADR	1,342,881
104,900	Telenor A.S.A.	1,982,578
		3,325,459

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 4.8%
570,000	Singapore Telecommunications Ltd.	$1,278,710
2,709,861	Starhill Global REIT - REIT	1,439,274
		2,717,984
	SWEDEN — 7.5%
221,000	Betsson A.B.*	2,035,269
460,000	NetEnt A.B.*	2,221,100
		4,256,369
	SWITZERLAND — 6.3%
20,696	Novartis A.G. - ADR	1,811,314
53,331	Roche Holding A.G. - ADR	1,775,922
		3,587,236
	UNITED KINGDOM — 12.3%
67,800	British American Tobacco PLC - ADR	2,391,984
41,240	GlaxoSmithKline PLC - ADR	1,616,608
35,450	Unilever N.V.	1,896,929
584,109	Vodafone Group PLC	1,061,724
		6,967,245
	UNITED STATES — 6.3%
51,950	Newmont Mining Corp.	1,772,015
23,700	Philip Morris International, Inc.	1,818,264
		3,590,279
	TOTAL COMMON STOCKS
	(Cost $56,587,757)	53,062,023

Principal Amount
	SHORT-TERM INVESTMENTS — 6.1%
$3,441,207	UMB Money Market Fiduciary, 0.247%[1]	3,441,207
	Total Short-Term Investments
	(Cost $3,441,207)	3,441,207
	TOTAL INVESTMENTS — 99.8%
	(Cost $60,028,964)	56,503,230
	Other Assets in Excess of Liabilities — 0.2%	117,673
	TOTAL NET ASSETS — 100.0%	$56,620,903

ADR – American Depository Receipt
PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.3%
	BANGLADESH — 1.9%
1,166,100	BRAC Bank Ltd.*	$1,089,943
	BRAZIL — 5.0%
173,100	Instituto Hermes Pardini S.A.	916,948
115,595	Mahle-Metal Leve S.A.	852,573
241,650	Odontoprev S.A.	1,083,291
		2,852,812
	CHINA — 16.9%
2,032,300	AK Medical Holdings Ltd.[1]	1,059,944
2,700,000	China Forestry Holdings Co., Ltd.*[2,3]	—
172,900	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	595,601
1,181,660	Crystal International Group Ltd.[1]	641,622
492,925	Haitian International Holdings Ltd.	1,135,476
3,903,515	Lifetech Scientific Corp.*	845,848
771,910	Nexteer Automotive Group Ltd.	1,168,636
12,200	Noah Holdings Ltd. - ADR*	573,400
906,430	Precision Tsugami China Corp. Ltd.[2]	837,147
437,440	Vitasoy International Holdings Ltd.	1,779,583
756,895	Xiabuxiabu Catering Management China Holdings Co., Ltd.*[1]	1,099,539
		9,736,796
	INDIA — 13.6%
35,900	AIA Engineering Ltd.	812,340
149,835	Caplin Point Laboratories Ltd.[2]	768,132
481,910	City Union Bank Ltd.	1,296,108
62,544	Eris Lifesciences Ltd.*[1]	552,709
426,300	Jyothy Laboratories Ltd.	1,102,939
373,500	Sterlite Technologies Ltd.	1,299,155
113,300	Sundram Fasteners Ltd.	842,958
142,248	Syngene International Ltd.[1]	1,162,386
		7,836,727
	LUXEMBOURG — 1.4%
450,000	L'Occitane International S.A.	806,045
	MALAYSIA — 1.7%
608,500	ViTrox Corp. Bhd[2]	997,414
	MEXICO — 10.9%
753,100	Banco del Bajio S.A.[1]	1,570,608
288,780	Bolsa Mexicana de Valores S.A.B. de C.V.	577,189
78,070	Gruma S.A.B. de C.V. - Class B	951,139

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
192,925	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	$1,073,470
367,300	Qualitas Controladora S.A.B. de C.V.	897,779
225,000	Regional S.A.B. de C.V.	1,189,344
		6,259,529
	PHILIPPINES — 3.7%
5,613,695	D&L Industries, Inc.	1,221,633
330,205	Universal Robina Corp.	939,116
		2,160,749
	POLAND — 1.2%
24,700	Dino Polska S.A.*[1]	666,725
	SOUTH AFRICA — 6.8%
130,000	AVI Ltd.	911,895
148,000	Clicks Group Ltd.	2,197,048
412,300	Dis-Chem Pharmacies Ltd.[1]	797,631
		3,906,574
	SOUTH KOREA — 6.5%
8,825	Kakao Corp.*	790,608
23,900	Koh Young Technology, Inc.*	1,766,436
19,470	LEENO Industrial, Inc.	876,985
19,080	Seegene, Inc.*	325,950
		3,759,979
	SPAIN — 2.3%
124,720	AmRest Holdings S.E.*	1,320,442
	SWEDEN — 2.0%
66,200	Vitrolife A.B.	1,169,365
	TAIWAN — 13.3%
54,600	ASPEED Technology, Inc.	1,130,503
401,700	Chroma ATE, Inc.	1,615,503
111,475	eMemory Technology, Inc.	1,079,719
81,419	Gourmet Master Co., Ltd.	572,234
105,105	Hiwin Technologies Corp.	851,595
56,780	Parade Technologies Ltd.	942,439
86,800	Voltronic Power Technology Corp.	1,488,977
		7,680,970
	THAILAND — 4.8%
1,043,430	Mega Lifesciences PCL	1,096,466

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
1,447,590	TOA Paint Thailand PCL	$1,659,308
		2,755,774
	URUGUAY — 1.5%
354,945	Biotoscana Investments S.A.*	851,549
	VIETNAM — 1.8%
289,298	Mobile World Investment Corp.	1,037,186
	TOTAL COMMON STOCKS
	(Cost $51,607,220)	54,888,579

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$812,631	UMB Money Market Fiduciary, 0.247%[4]	812,631
	Total Short-Term Investments
	(Cost $812,631)	812,631
	TOTAL INVESTMENTS — 96.7%
	(Cost $52,419,851)	55,701,210
	Other Assets in Excess of Liabilities — 3.3%	1,879,072
	TOTAL NET ASSETS — 100.0%	$57,580,282

ADR – American Depository Receipt
PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,551,164, which represents 13.11% of Net Assets.
[2]	Illiquid security. The total illiquid securities represent 1.92% of Net Assets. The total value of these securities is $1,108,301.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.0%
	Gold Mining – 39.0%
101,540	Agnico Eagle Mines Ltd.	$4,425,113
950,000	Atlantic Gold Corp.*1	1,323,059
150,000	B2Gold Corp.*1	474,886
1,308,600	B2Gold Corp.*	4,148,262
291,692	Barrick Gold Corp.	3,905,756
500,000	Equinox Gold Corp.*	418,569
1,119,000	Gold Fields Ltd. - ADR	4,587,900
99,980	Goldcorp, Inc.	1,118,776
370,000	Guyana Goldfields, Inc.*1	484,323
236,600	Leagold Mining Corp.*1	396,134
50,000	Newmont Mining Corp.	1,705,500
690,000	OceanaGold Corp.[1]	2,462,785
910,000	Premier Gold Mines Ltd.*	1,218,874
453,887	Pretium Resources, Inc.*	3,567,552
40,000	Pretium Resources, Inc.*1	314,155
550,000	Resolute Mining Ltd.[1]	451,770
		31,003,414
	Royalty Companies – 28.8%
130,322	EMX Royalty Corp.*	151,174
80,096	Franco-Nevada Corp.[1]	6,218,654
5,035,000	Metalla Royalty & Streaming Ltd.[1,5]	3,870,129
900,000	Metalla Royalty & Streaming Ltd.[1,2,3,5]	691,781
163,900	Osisko Gold Royalties Ltd.	1,602,942
323,120	Osisko Gold Royalties Ltd.[1]	3,162,346
56,200	Royal Gold, Inc.	4,910,194
85,000	Wheaton Precious Metals Corp.	1,791,800
25,000	Wheaton Precious Metals Corp.[1]	526,636
		22,925,656
	Precious Metals Developmental – 9.5%
3,832,803	Almaden Minerals Ltd. - Class B*	3,007,984
1,098,017	Almaden Minerals Ltd. - Class B*1	860,698
215,500	Almaden Minerals Ltd. - Class B*1,2,3	168,923
5,118,424	Vista Gold Corp.*	3,480,528
8,200	Vista Gold Corp.*1	5,617
		7,523,750
	Precious Metals Exploration – 14.3%
1,611,182	Almadex Minerals Ltd.*1	361,719
6,680,000	Altus Strategies PLC*1,2,3	305,023
1,711,182	Azucar Minerals Ltd.*1	488,351
3,751,151	Evrim Resources Corp.*1,5	856,427
750,000	Evrim Resources Corp.*1,2,3,5	171,233
611,400	Irving Resources, Inc.*1	828,228

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Precious Metals Exploration (Continued)
1,140,000	Irving Resources, Inc.*1,2,3	$1,544,292
8,742,000	Medgold Resources Corp.*1,5	1,164,270
736,000	Medgold Resources Corp.*1,2,3,5	98,021
5,173,900	Midland Exploration, Inc.*1,5	4,488,772
722,500	Millrock Resources, Inc.*1	54,985
219,030	Millrock Resources, Inc.*1,2,3	16,669
959,685	Mirasol Resources Ltd.*1	927,549
5,016,400	Revelo Resources Corp.*1	57,265
		11,362,804

	Silver: Exploration and Mining – 6.4%
1,077,344	Fortuna Silver Mines, Inc.*	4,341,697
15,000	MAG Silver Corp.*	135,150
10,000	MAG Silver Corp.*1	89,802
36,500	Pan American Silver Corp.	544,215
		5,110,864

	Diversified Exploration and Mining – 0.0%
20,000	Solaris Copper, Inc.*1,2,3	8,676

	Total Common Stocks (Cost $65,328,218)	77,935,164
	Warrants – 0.0%
	Royalty Companies – 0.0%
450,000	Metalla Royalty & Streaming Ltd. Expiration Date: December 21, 2020*1,2,3	—

	Precious Metals Developmental – 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020*1,2,3	―
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022*1,2,3	―
		—

	Precious Metals Exploration – 0.0%
6,680,000	Altus Strategies PLC, Expiration Date: April 18, 2023*1,2,3	―
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1,2,3	―
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1,2,3	―
270,000	Irving Resources, Inc., Expiration Date: November 26, 2020*1,2,3	3,082
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020*1,2,3	―
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1,2,3	―
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1,2,3	―
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1,2,3	―
1,227,900	Revelo Resources Corp., Expiration Date: April 17, 2019*1,2,3	―
312,500	Skeena Resources, Inc., Expiration Date: July 8, 2019*1,2,3	―
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1,2,3	―
		3,082
	Total Warrants
	(Cost $—)	3,082

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 1.5%
$1,167,559	UMB Money Market Fiduciary, 0.247%[4]	$1,167,559
	Total Short-Term Investments (Cost $1,167,559)	1,167,559
	Total Investments – 99.5% (Cost $66,495,777)	79,105,805
	Other Assets in Excess of Liabilities – 0.5%	425,204
	Total Net Assets – 100.0%	$79,531,009

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 3.78% of net assets. The total value of these securities is $3,007,700.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.78% of Net Assets. The total value of these securities is $3,007,700.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

January 31, 2019 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

January 31, 2019 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$59,505,200	$45,122,069	$60,039,572	$52,419,851	$69,903,173

Gross unrealized appreciation	$6,665,252	$188,953	$4,271,704	$9,338,000	$15,499,729
Gross unrealized depreciation	(8,444,858)	(7,190,316)	(7,808,046)	(6,056,641)	(6,297,097)
Net unrealized appreciation (depreciation) on investments	$(1,779,606)	$(7,001,363)	$(3,536,342)	$3,281,359	$9,202,632

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

January 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$14,921,618	$-	$-	$14,921,618
Communications	11,227,142	-	-	11,227,142
Consumer, Cyclical	3,776,725	-	-	3,776,725
Consumer, Non-cyclical	16,639,548	-	-	16,639,548
Energy	3,405,196	-	-	3,405,196
Technology	2,172,815	-	-	2,172,815
Utilities	1,688,451	-	-	1,688,451
Short-Term Investments	3,894,099	-	-	3,894,099
Total Investments	$57,725,594	$-	$-	$57,725,594

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,125,259	-	2,125,259
Communications	-	1,683,233	-	1,683,233
Consumer, Non-cyclical	-	2,183,130	-	2,183,130
Diversified	-	751,466	-	751,466
Financial	-	3,558,153	-	3,558,153
Government	-	26,072,374	-	26,072,374
Utilities	-	326,331	-	326,331
Short-Term Investments	1,420,760	-	-	1,420,760
Total Investments	$1,420,760	$36,699,946	$-	$38,120,706

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$5,472,405	$-	$-	$5,472,405
Communications	11,473,832	-	-	11,473,832
Consumer, Cyclical	3,758,314	-	-	3,758,314
Consumer, Non-cyclical	17,958,993	-	-	17,958,993
Energy	5,177,705	-	-	5,177,705
Financial	3,254,024	-	-	3,254,024
Technology	2,221,100	-	-	2,221,100
Utilities	3,745,650	-	-	3,745,650
Short-Term Investments	3,441,207	-	-	3,441,207
Total Investments	$56,503,230	$-	$-	$56,503,230

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

January 31, 2019 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$1,659,308	$-	$1,659,308
Communications	-	2,089,763	-	2,089,763
Consumer, Cyclical	3,847,252	6,682,617	-	10,529,869
Consumer, Non-cyclical	3,941,269	12,870,809	-	16,812,078
Diversified	911,895	-	-	911,895
Financial	6,981,554	1,296,108	-	8,277,662
Industrial	2,562,447	8,892,896	-	11,455,343
Technology	-	3,152,661	-	3,152,661
Short-Term Investments	812,631	-	-	812,631
Total Investments	$19,057,048	$36,644,162	$-	$55,701,210

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$30,584,845	$-	$-	$30,584,845
Royalty Companies	22,233,875	-	691,781	22,925,656
Precious Metals Developmental	7,773,396	-	168,923	7,942,319
Precious Metals Exploration	9,227,566	-	2,135,238	11,362,804
Silver: Exploration and Mining	5,110,864	-	-	5,110,864
Diversified Exploration and Mining	-	-	8,676	8,676
Warrants
Royalty Companies	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	3,082	3,082
Short-Term Investments	1,167,559	-	-	1,167,559
Total Investments	$76,098,105	$-	$3,007,700	$79,105,805

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2018	$-	$-	$2,037,538	$555,415
Transfers into Level 3 during the period	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total realized gain/(loss)	-	-	(273,125)	-
Total unrealized appreciation/(depreciation)	-	-	386,044	(552,333)
Net purchases	-	-	976,313	-
Net sales	-	-	(122,152)	-
Balance as of January 31, 2019	$-	$-	$3,004,618	$3,082

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

January 31, 2019 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2019:

	Fair Value January 31, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	$3,082	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$3,004,618	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Level 3 investments for the International Bond Fund and Emerging Markets Small Companies Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

January 31, 2019 (Unaudited)

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$1,753,012	$-	$(21,627)	$5,132	$-	$(474,226)	$1,262,291	$-
Metalla Royalty & Streaming Ltd.	2,753,665	525,528	-	-	-	1,282,717	4,561,910	18,974
Midland Exploration, Inc.	4,165,844	-	-	-	-	322,928	4,488,772	-
Total	$8,672,521

Evrim Resources Corp. (2)	4,049,750	96,163	-	-	3,269,920	(6,388,173)	1,027,660	-
Total				$5,132		$(5,256,754)	$11,340,633	$18,974

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Medgold Resources Corp.	9,616,000	-	(138,000)	9,478,000
Metalla Royalty & Streaming Ltd.	5,035,000	900,000	-	5,935,000
Midland Exploration, Inc.	5,173,900	-	-	5,173,900
Total	19,824,900

Evrim Resources Corp.(2)	4,101,151	400,000	-	4,501,151
Total				25,088,051

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/01/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/01/19

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/01/19

*	Print the name and title of each signing officer under his or her signature.